Supplemental Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flows Information Abstract
Deferred acquisition costs capitalized in mineral properties	$ 0	$ 65
Deferred financing costs reclassified to share issue costs	10	0
Mineral property acquisition costs included in accounts payable	$ 6	$ 0